FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

August 2, 2011

Filed Via EDGAR (CIK #0001217951)

Securities and Exchange Commission

450 Fifth Street NW

Washington, DC  20549

RE:       FRANKLIN MUTUAL RECOVERY FUND

File Nos. 333-144926 and 811-21306

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 4 to the Registration Statement on Form N-2 which was filed electronically with the Securities and Exchange Commission on July 28, 2011.

Sincerely yours,

FRANKLIN MUTUAL RECOVERY FUND

/s/ Steve J. Gray

Steven J. Gray

Vice President

SJG/ksa

cc:        Bruce G. Leto, Esq.